--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES          MASSMUTUAL PARTICIPATION INVESTORS
--------------------------------------------------------------------------------
December 31, 1996 and 1995


                                                                                                    1996              1995
                                                                                                ------------      ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost 1996 - $76,225,729; 1995 - $62,704,806)                                                $ 81,145,818      $ 69,576,592
  Corporate public securities at market value
   (Cost 1996 - $22,874,309; 1995 - $23,690,129)                                                  24,650,903        26,399,294
Short-term securities at cost plus earned discount which
 approximates market value                                                                         4,909,790        11,611,375
                                                                                                ------------      ------------
                                                                                                 110,706,511       107,587,261
Cash                                                                                                   4,414            28,405
Interest and dividends receivable, net                                                             1,540,439         1,804,874
Receivable for investments sold                                                                    3,970,102           866,010
                                                                                                ------------      ------------
     Total assets                                                                               $116,221,466      $110,286,550
                                                                                                ============      ============
Liabilities:
Dividend payable                                                                                $  3,778,833      $  1,751,166
Payable for investments purchased                                                                    135,000           500,000
Management fee payable (Note 3)                                                                      218,596           214,394
Note payable (Note 4)                                                                             12,000,000        12,000,000
Interest payable (Note 4)                                                                            170,940           170,940
Accrued expenses                                                                                     157,518           160,389
Accrued taxes (Note 2D)                                                                            2,606,720           203,518
                                                                                                ------------      ------------
     Total liabilities                                                                            19,067,607        15,000,407
                                                                                                ------------      ------------
Net Assets:
Shares of beneficial interest, par value $.01 per share;
 an unlimited number authorized                                                                       92,167            92,167
Additional paid-in capital                                                                        84,895,820        84,895,820
Retained net realized gain on investments, prior years                                               582,457           204,495
Undistributed net investment income (Note 2D)                                                          7,224           134,748
Accumulated net realized gain on investments                                                       4,879,508           377,962
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                                    6,696,683         9,580,951
                                                                                                ------------      ------------
     Total net assets                                                                             97,153,859        95,286,143
                                                                                                ------------      ------------
     Total liabilities and net assets                                                           $116,221,466      $110,286,550
                                                                                                ============      ============
Shares of beneficial interest issued and outstanding                                               9,216,665         9,216,665
                                                                                                ============      ============
Net asset value per share                                                                       $      10.54      $      10.34
                                                                                                ============      ============


                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                       MASSMUTUAL PARTICIPATION INVESTORS
--------------------------------------------------------------------------------
For the years ended December 31, 1996 and 1995

                                                                                                   1996              1995
                                                                                                ------------      ------------
Investment Income (Note 2B):
Interest                                                                                        $  8,784,434      $  8,088,960
Dividends                                                                                            147,618           173,463
                                                                                                ------------      ------------
     Total income                                                                                  8,932,052         8,262,423
                                                                                                ------------      ------------
Expenses:
Management fee (Note 3)                                                                              885,454           822,845
Trustees' fees and expenses                                                                           55,690            50,625
Transfer Agent/Registrar's expenses                                                                   48,500            90,187
Custodian's fees                                                                                          --            18,647
Interest (Note 4)                                                                                    831,600           378,840
Reports to shareholders                                                                               26,513            56,787
Audit and legal                                                                                       42,935            70,731
Other                                                                                                 21,514            32,075
                                                                                                ------------      ------------
     Total expenses                                                                                1,912,206         1,520,737
                                                                                                ------------      ------------

Net investment income                                                                              7,019,846         6,741,686
                                                                                                ------------      ------------
Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Realized gain on investments                                                                       9,371,190         2,826,602
Provision for federal income tax (Note 2D)                                                        (2,606,720)         (203,518)
                                                                                                ------------      ------------
Net realized gain on investments                                                                   6,764,470         2,623,084
Net change in unrealized appreciation of investments                                              (2,884,268)       11,218,952
                                                                                                ------------      ------------
     Net gain on investments                                                                       3,880,202        13,842,036
                                                                                                ------------      ------------

Net increase in net assets resulting from operations                                            $ 10,900,048      $ 20,583,722
                                                                                                ============      ============








                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS                      MASSMUTUAL PARTICIPATION INVESTORS
--------------------------------------------------------------------------------

For the years ended December 31, 1996 and 1995

                                                                                                   1996              1995
                                                                                                ------------      ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                                               $  8,260,976      $  7,444,894
  Interest expense paid                                                                             (831,600)         (207,900)
  Operating expenses paid                                                                         (1,079,275)       (1,048,387)
  Federal income tax paid                                                                           (203,518)               --
                                                                                                ------------      ------------
     Net cash provided by operating activities                                                     6,146,583         6,188,607
                                                                                                ------------      ------------
Cash flows from investing activities:
  Change in short-term portfolio securities, net                                                   7,420,201       (10,571,196)
  Purchase of portfolio securities                                                               (69,704,405)      (51,299,056)
  Proceeds from disposition of portfolio securities                                               63,118,295        50,149,075
                                                                                                ------------      ------------
     Net cash provided by (used for) investing activities                                            834,091       (11,721,177)
                                                                                                ------------      ------------
     Net cash provided by (used for) operating and investing activities                            6,980,674        (5,532,570)
                                                                                                ------------      ------------

Cash flows from financing activities:
  Cash dividends paid from net investment income                                                  (7,004,665)       (6,451,666)
  Issuance of Convertible Senior Note                                                                     --        12,000,000
                                                                                                ------------      ------------
     Net cash provided by (used for) financing activities                                         (7,004,665)        5,548,334
                                                                                                ------------      ------------

Net increase (decrease) in cash                                                                      (23,991)           15,764

Cash - beginning of year                                                                              28,405            12,641
                                                                                                ------------      ------------
Cash - end of year                                                                              $      4,414      $     28,405
                                                                                                ============      ============
Reconciliation  of net  increase  (decrease)  in net  assets  to net  cash  from operating and investing activities:

Net increase in net assets resulting from operations                                            $ 10,900,048      $ 20,583,722
                                                                                                ------------      ------------
  Increase in investments                                                                         (3,119,250)      (26,097,149)
  (Increase) decrease in interest and dividends receivable, net                                      264,435          (200,930)
  Increase in receivable for investments sold                                                     (3,104,092)         (786,182)
  Increase (decrease) in payable for investments purchased                                          (365,000)          500,000
  Increase in management fee payable                                                                   4,202            31,175
  Increase in interest payable                                                                            --           170,940
  Increase (decrease) in accrued expenses                                                             (2,871)           62,336
  Increase in accrued taxes                                                                        2,403,202           203,518
                                                                                                ------------      ------------

     Total adjustments to net assets from operations                                              (3,919,374)      (26,116,292)
                                                                                                ------------      ------------
     Net cash provided by (used for) operating and investing activities                         $  6,980,674     $  (5,532,570)
                                                                                                ============      ============




                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS         MASSMUTUAL PARTICIPATION INVESTORS
--------------------------------------------------------------------------------
For the years ended December 31, 1996 and 1995


                                                                                                   1996              1995
                                                                                                ------------      ------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                                         $  7,019,846      $  6,741,686
  Net realized gain on investments                                                                 6,764,470         2,623,084
  Net change in unrealized appreciation of investments                                            (2,884,268)       11,218,952
                                                                                                ------------      ------------

  Net increase in net assets resulting from operations                                            10,900,048        20,583,722
Dividends to shareholders from:
  Net investment income (1996 - $.78 per share; 1995 - $.73 per share)                            (7,147,370)       (6,728,165)

  Net realized gains on investments (1996 - $.20 per share)                                       (1,884,962)               --
                                                                                                ------------      ------------

     Total increase                                                                                1,867,716        13,855,557

Net Assets, beginning of year                                                                     95,286,143        81,430,586
                                                                                                ------------      ------------
Net Assets, end of period (including undistributed net investment
 income in 1996 - $7,224; 1995 - $134,748)                                                      $ 97,153,859      $ 95,286,143
                                                                                                ============      ============






                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                         MassMutual Participation Investors
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding for the periods ended:



                                                                                                                       For the
                                                                                                                       period
                                                                                                                       10/6/88
                                                            For the years ended December 31,                         (Inception)
                                             ------------------------------------------------------------              through
                                     1996       1995      1994      1993      1992      1991       1990      1989     12/31/88
                                    ------     ------    ------    ------    ------    ------     ------    ------    --------
Net asset value:
 Beginning of period                $10.34     $ 8.84    $ 9.13     $ 8.58    $ 8.58     $ 8.29    $ 9.14   $ 9.21     $ 9.30
                                    ------     ------    ------     ------    ------     ------    ------   ------     ------
Net investment income                  .76        .73       .66        .68       .69        .82       .87      .86        .12
Net realized and unrealized
 gain (loss) on investments            .42       1.50      (.30)       .57       .07        .35      (.84)    (.05)      (.07)
                                    ------     ------    ------     ------    ------     ------    ------   ------     ------
Total from investment operations      1.18       2.23       .36       1.25       .76       1.17       .03      .81        .05
                                    ------     ------    ------     ------    ------     ------    ------   ------     ------
Dividends from net investment
 income to common shareholders        (.78)      (.73)     (.65)      (.69)     (.69)      (.82)     (.88)    (.84)      (.12)
Distributions for net realized
 gain on investments to common
 shareholders                         (.20)        --        --        --       (.07)      (.06)       --     (.04)      (.02)
Distributions from return of
 capital to common shareholders         --         --        --       (.01)       --         --        --       --         --
                                    ------     ------    ------     ------    ------     ------    ------   ------     ------
Total distributions                   (.98)      (.73)     (.65)      (.70)     (.76)      (.88)     (.88)    (.88)      (.14)
                                    ------     ------    ------     ------    ------     ------    ------   ------     ------
Net asset value:
 End of period                      $10.54     $10.34    $ 8.84     $ 9.13    $ 8.58     $ 8.58    $ 8.29   $ 9.14     $ 9.21
                                    ------     ------    ------     ------    ------     ------    ------   ------     ------
Per share market value:
 End of period                      $ 9.25     $ 9.13    $ 7.38     $ 8.00    $ 7.38     $ 8.63    $ 6.63   $ 8.25     $ 9.88
                                    ======     ======    ======     ======    ======     ======    ======   ======     ======
Total investment return:
 Market value                        15.40%     34.65%      .35%     17.67%    (6.33)%    44.00%    (9.82)%  (7.77)%   (1.00)%*
 Net asset value                     14.60%     26.11%     4.03%     15.01%     9.11%     14.34%      .31%    9.10%      .54 %*
Net assets (in millions):
 End of period                      $97,154    $95,286   $81,431    $84,109   $79,046    $78,763   $75,821  $83,584    $84,149
Ratio of operating expenses
 to average net assets                1.11%      1.28%       --         --         --        --        --        --        --
Ratio of interest expense to
 average net assets                    .85%       .43%       --         --         --        --        --        --        --
Ratio of total expenses to
 average net assets                   1.96%      1.71%     1.25%      1.26%     1.26%      1.28%     1.23%    1.27%      .27%*
Ratio of net investment income
 to average net assets                7.18%      7.56%     7.30%      7.66%     7.89%      9.50%     9.79%    9.18%     1.73%*
Portfolio turnover                   68.48%     59.27%    51.42%     34.28%    36.04%     32.98%    16.25%   77.84%    27.96%*




*Percentages represent results for the period and are not annualized.



                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                       MASSMUTUAL PARTICIPATION INVESTORS
--------------------------------------------------------------------------------

December 31, 1996

                                                       Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities - 75.13%: (A)              Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------  -------------  -------------  -------------  -------------
AccTech, LLC
A designer and marketer of specialized cleaning
products.
    Senior Floating Rate Revolving Credit Note
    due 2002                                           $      229,248    10/31/96     $    229,248   $    229,248   $    224,640
    Senior Secured Series A Floating Rate
    Note due 2002                                      $      395,000    10/31/96          389,078        395,000        389,391
    10.10% Senior Secured Series A Note
    due 2002                                           $      593,000    10/31/96          577,819        593,000        582,682
    12% Senior Secured Series B Note due 2004          $      549,000    10/31/96          577,603        494,732        583,971
    Membership Interest                                         2 int.   10/31/96          131,756        166,000        131,755
    Warrant, exercisable until 2004, to purchase 1
    membership interest at $.01 per interest (B)                1 int.   10/31/96               --         54,900              1
                                                                                     -------------  -------------  -------------
                                                                                         1,905,504      1,932,880      1,912,440
                                                                                     -------------  -------------  -------------
American Exploration Company - A.S.E.
An independent oil and gas company engaged
principally  in the acquisition, development and
management of oil and gas properties.
    11% Senior Subordinated Note due 2004              $    1,500,000    12/27/91        1,482,300      1,480,644      1,462,500
    Warrant, exercisable until 2004, to purchase
    51,671 shares of common stock at $15.53
    per share (B)                                          51,671 shs.   12/27/91           24,857         19,356         96,263
                                                                                     -------------  -------------  -------------
                                                                                         1,507,157      1,500,000      1,558,763
                                                                                     -------------  -------------  -------------
Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients.
    14% Senior Secured Note due 1998                   $      166,667    11/23/93          163,267        166,667        180,734
                                                                                     -------------  -------------  -------------
Atlantic Aviation Corporation
An operator and provider of business aircraft
services and fueling services to commercial airlines.
    10.05% Senior Note due 1999                        $      706,175     1/31/90          682,044        706,175        703,350
                                                                                     -------------  -------------  -------------
J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes.
    11.21% Senior Subordinated Note due 1999           $      900,000     6/21/89          897,660        897,120        895,320
    Warrant, exercisable until 1999, to purchase
    27,355 shares of common stock at $18.80
    per share (B)                                          27,355 shs.    6/21/89            2,736         73,285          2,736
                                                                                     -------------  -------------  -------------
                                                                                           900,396        970,405        898,056
                                                                                     -------------  -------------  -------------
Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
    10.5% Senior Note due 1999                         $      616,364     5/15/89          616,364        616,364        635,163
                                                                                     -------------  -------------  -------------
Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing
and rental of microticket business equipment.
    12% Senior Subordinated Note due 2001              $    1,000,000     8/16/94          899,723        940,893        991,700
                                                                                     -------------  -------------  -------------
BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the  production
of petroleum from the Alaskan North Slope.
    13,190 Units of Beneficial Interest                    13,190 uts.    2/28/89          329,750        204,070        224,230
                                                                                     -------------  -------------  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                       Shares, Units,
                                                         Warrants or                  Fair Value                    Fair Value
                                                          Principal    Acquisition  at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount         Date           Date         (Note 2B)      (Note 2A)
                                                       -------------  -------------  -------------  -------------  -------------
C&K  Manufacturing  and Sales Company
A manufacturer  and distributor of branded
packaging and supply products.
    Senior Secured Floating Rate Revolving
    Credit Facility due 2002                           $      159,600     8/29/96     $    159,600   $    159,600   $    158,084
    Senior Secured Series A Floating Rate
    Term Note due 2002                                 $    1,232,021     8/29/96        1,218,839      1,232,021      1,219,701
    12% Series B Term Note due 2004                    $      266,000     8/29/96          261,877        253,024        267,036
    Membership Interest                                      133 int.     8/29/96          106,400        131,500        106,400
    Warrant, exercisable until 2004, to purchase
    37 Membership Interests at $.01 per interest (B)          37 int.     8/29/96               --         13,300              1
                                                                                     -------------  -------------  -------------
                                                                                         1,746,716      1,789,445      1,751,222
                                                                                     -------------  -------------  -------------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food service markets.
    Senior Secured Floating Rate Revolving
    Credit Note due 2000                               $      129,730     9/29/95          129,730        129,730        129,730
    10% Senior Secured Term Note due 2004              $      756,756     9/29/95          750,778        756,756        749,794
    11.5% Senior Subordinated Note due 2004            $      472,975     9/29/95          471,414        450,400        469,853
    8% Junior Subordinated Convertible Note
    due 2004, convertible into 39 partnership
    points at $1,388.89 per point                      $       54,054     9/29/95           42,148         54,054        104,303
    Warrant, exercisable until 2006, to purchase
    19 partnership points at $.01 per point (B)               19 pts.     9/29/95               19         25,130         48,893
                                                                                     -------------  -------------  -------------
                                                                                         1,394,089      1,416,070      1,502,573
                                                                                     -------------  -------------  -------------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
    8% Convertible Subordinated Note due 2002,
    convertible into 50,000 shares of common
    stock at $7.50 per share                           $      375,000     3/31/94          355,013        375,000        356,147
                                                                                     -------------  -------------  -------------
The Chronicle Publishing Company
A media company including newspaper publishing,
television broadcasting and cable operations.
    9.5% Senior Note due 1997                          $      166,667     2/21/91          160,467        165,927        167,383
                                                                                     -------------  -------------  -------------
Cirrus Logic, Inc.
A designer and manufacturer of integrated circuits.
    10.22% Secured Leverage Lease Notes
    due 2002                                           $      716,154     11/1/96          700,256        716,154        705,770
    10.14% Secured Leverage Lease Notes
    due 2004                                           $      719,092     11/1/96          697,879        719,092        704,494
                                                                                     -------------  -------------  -------------
                                                                                         1,398,135      1,435,246      1,410,264
                                                                                     -------------  -------------  -------------
Classic Sports, Inc.
A cable sports television network.
    Convertible preferred stock, convertible
    into 322 shares of common stock at $1,000
    per share                                                 322 shs.       *              28,980        152,062        386,666
                                                                                     -------------  -------------  -------------
The Coast Distribution System - A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories.
    11.2% Senior Subordinated Secured Note
    due 1999                                           $       700,100    6/26/89          722,434        700,100        706,891
                                                                                     -------------  -------------  -------------



*4/18/95 and 6/3/96.
--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
CompuCom Systems, Inc. - O.T.C.
A personal computer dealer specializing in
serving corporate accounts.
   Common Stock (B)                                      208,361 shs.       9/24/92    $       453,169 $     458,394 $    2,127,887
                                                                                       --------------- ------------- --------------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
   Senior Secured Floating Rate Revolving
   Credit Note due 2000                                $      84,590        12/8/95             84,590        84,590         84,590
   10.75% Senior Secured Term Note due 2003            $     607,103        12/8/95            614,261       607,103        601,457
   12% Senior Subordinated Note due 2005               $     400,287        12/8/95            401,928       379,458        388,839
   Common Stock (B)                                       92,280 shs.       12/8/95             69,210        92,280         69,210
   Warrant, exercisable until 2005, to purchase
   69,210 shares of common stock at $.01
   per share (B)                                          69,210 shs.       12/8/95                692        25,426            692
                                                                                       --------------- ------------- --------------
                                                                                             1,170,681     1,188,857      1,144,788

                                                                                       --------------- ------------- --------------
Contico International, Inc.
A developer, manufacturer and marketer of
consumer, commercial and industrial plastic
products.
   12% Senior Subordinated Note due 2003               $     500,000        3/23/93            522,800       500,000        518,200
                                                                                       --------------- ------------- --------------

Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical
circuit protector devices and photo-optic sensors.
   Common Stock (B)                                       58,000 shs.       7/29/94              8,737         8,737        678,597
                                                                                       --------------- ------------- --------------

Corrections  Corporation of America - O.T.C.
An operator of private prisons and correctional
facilities for federal, state and local governments.
   11.08% Senior Secured Note due 2000                 $     258,522       12/11/90            258,373       258,199        271,914
                                                                                       --------------- ------------- --------------
Discount Auto Parts
A retailer of auto parts.
    9.8% Senior Secured Note due 2003                  $   1,050,000        11/2/89          1,014,405     1,050,000      1,115,100
                                                                                       --------------- ------------- --------------

Diversco, Inc.
A contract  provider  of  janitorial  and  equipment
maintenance  services  and temporary production
labor to industrial customers.
   Senior Secured Floating Rate Revolving
   Credit Facility due 2002                            $     227,200       10/24/96            225,314       227,200        225,360
   Senior Floating Rate Term Note due 2002             $     227,000       10/24/96            225,615       227,000        225,683
   10.16% Senior Term Note due 2002                    $     681,000       10/24/96            681,817       681,000        686,720
   12% Senior Subordinated Note due 2003               $     624,000       10/24/96            638,414       551,598        646,152
   Membership Interest                                    1,491 int.       10/24/96            111,821       152,095        111,821
   Warrant, exercisable to 2003, to purchase 896
   membership interests at $.01 per interest (B)            896 int.       10/24/96                  9        73,745              9
                                                                                       --------------- ------------- --------------
                                                                                             1,882,990     1,912,638      1,895,745
                                                                                       --------------- ------------- --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction
and electrical distribution industries.
   13% Senior Subordinated Note due 2001               $     1,333,333      9/24/93   $      1,330,578 $   1,322,145 $    1,350,266
   10% Preferred Stock                                       1,559 shs.     9/24/93            117,976       155,950        126,444
   Common Stock (B)                                            107 shs.     9/24/93             10,717        10,717             80
   Warrant, exercisable from 1998 until 2001,
   to purchase 112 shares of common stock at
   $.01 per share (B)                                          112 shs.     9/24/93                 11        11,188             11
                                                                                      ---------------- ------------- --------------
                                                                                             1,459,282     1,500,000      1,476,801
                                                                                      ---------------- ------------- --------------
Exide Electronics Group, Inc. - O.T.C.
A manufacturer and servicer of uninterruptible
power systems.
   Common Stock (B)                                        114,679 shs.      9/2/92          1,486,200     1,500,000      1,606,938
                                                                                      ---------------- ------------- --------------

Firth Rixson, Inc.
A U.S. subsidiary of Johnson & Firth Brown;
a producer of specialty metal components, steel
and iron castings, and specialty engineering.
    9.82% Senior Guaranteed Note due 2001              $      285,620        4/5/91            285,572       285,620        290,390
                                                                                      ---------------- ------------- --------------

Fleming  Acquisition  Corporation
A supplier of high-quality,  premium  printed
labels for distilled spirits, wine, food and
household products.
   15% Senior Subordinated Note due 2005               $    1,373,845       4/28/95          1,367,669     1,300,608      1,400,635
   Common Stock (B)                                           270 shs.      4/28/95             70,559       135,000          6,176
   Warrant, exercisable until 2005, to purchase 190
   shares of common stock at $.01 per share (B)               190 shs.      4/28/95             49,116        85,227          4,342
   Incentive  Warrant,  exercisable from 1998 until
   2000, to purchase 10 shares of common stock at
   $.01 per share (B)                                          10 shs.      4/28/95              1,656         1,136            220
                                                                                      ---------------- ------------- --------------
                                                                                             1,489,000     1,521,971      1,411,373
                                                                                      ---------------- ------------- --------------
Hardy Oil & Gas USA, Inc.
Engages in the exploration and development of
oil and gas reserves.
   8.46% Guaranteed Senior Note due 2004               $    1,500,000       1/11/95          1,452,600     1,500,000      1,513,650
   Warrant, exercisable until 2004, to purchase
   136,245 shares of common stock at o1.57
   per share (B)                                          136,245 shs.      1/11/95             13,500            --        203,523
                                                                                      ---------------- ------------- --------------
                                                                                             1,466,100     1,500,000      1,717,173
                                                                                      ---------------- ------------- --------------
Hein-Werner Corp. - A.S.E.
A  manufacturer  of  automotive  service  and
collision  repair  equipment  and hydraulic
cylinders.
   8% Convertible Subordinated Note due 1999,
   convertible into 179,140 shares of common
   stock at $6.28 per share                            $    1,125,000       9/29/89          1,094,738     1,125,000      1,126,204
   Warrant, exercisable until 1999, to purchase
   59,713 shares of common stock at $6.28 per
   share (B)                                               59,713 shs.       9/3/96                 --            --         16,481
                                                                                      ---------------- ------------- --------------
                                                                                             1,094,738     1,125,000      1,142,685
                                                                                      ---------------- ------------- --------------

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
Highland Homes Holdings, Inc.
A single family homebuilder operating in the
Dallas-Fort Worth and Atlanta areas.
   10.75% Senior Note due 1999                         $      562,500      11/18/93   $        556,931 $     554,824 $      567,844
   Warrant, exercisable until 2001, to purchase
   5 shares of common stock at $17,897.31
   per share (B)                                                5 shs.     11/18/93                  1        10,235             52
                                                                                      ---------------- ------------- --------------
                                                                                               556,932       565,059        567,896
                                                                                      ---------------- ------------- --------------
Hudson River Capital
(formerly Victory Capital LLC)
Acquires controlling or substantial interests
in manufacturing and marketing entities.
   3% Convertible Preferred Stock, convertible
   into 25,000 shares of common stock at $10
   per share (B)                                           25,000 shs.      7/21/94            250,000       250,000        237,500
                                                                                      ---------------- ------------- --------------

Hunton & Williams
A major law firm in Richmond, Virginia.
   10.06% Senior Secured Note due 2000                 $      184,375      12/21/90            178,696       184,375        189,206
                                                                                      ---------------- ------------- --------------

Hussey Seating Company
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving Note
   due 2003                                            $      337,500       6/12/96            334,193       337,500        334,429
   Senior Secured Floating Rate Note due 2003          $      450,000       6/12/96            445,545       450,000        446,085
   10% Senior Secured Note due 2003                    $      450,000       6/12/96            438,120       450,000        445,860
   12% Subordinated Secured Note due 2006              $      675,000       6/12/96            663,660       566,221        684,585
   Warrant, exercisable until 2006, to purchase
   1,776 shares of common stock at $.01 per
   share (B)                                                1,776 shs.      6/12/96                 18       112,500             18
                                                                                      ---------------- ------------- --------------
                                                                                             1,881,536     1,916,221      1,910,977
                                                                                      ---------------- ------------- --------------
Intermetrics, Inc.
A provider of software systems,  services
and products to a variety of information
technology users.
   13% Senior Subordinated Note due 2002               $      399,659       8/31/95            406,413       353,631        398,740
   Senior Floating Rate Revolving Term Note
   due 2002                                            $      666,072       8/31/95            666,072       666,072        649,420
   Common Stock (B)                                         5,538 shs.      8/31/95             25,959        34,610         25,957
   Warrant, exercisable until 2007, to purchase
   10,588 shares of Class D common stock at
   $.01 per share (B)                                      10,588 shs.      8/31/95              1,059        52,000          1,059
                                                                                      ---------------- ------------- --------------
                                                                                             1,099,503     1,106,313      1,075,176
                                                                                      ---------------- ------------- --------------
Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products.
   12.25% Senior Subordinated Note due 2004            $      985,000       8/16/95            962,148       966,226        990,319
   13.25% Cumulative Exchangeable Preferred
   Stock                                                       49 shs.      8/16/95            407,467       411,708        414,013
   Common Stock (B)                                           217 shs.      8/16/95             21,702        21,702         21,702
   Warrant, exercisable until 2005, to purchase
   999 shares of common stock at $.01
   per share (B)                                              999 shs.      8/16/95                999        99,866            999
                                                                                      ---------------- ------------- --------------
                                                                                             1,392,316     1,499,502      1,427,033
                                                                                      ---------------- ------------- --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
Kappler Safety Group, Inc.
Manufacturer of protective apparel for the
industrial/safety, cleanroom and healthcare
markets.
   13% Senior Subordinated Note due 2004               $     1,667,000      12/2/96   $      1,692,505 $   1,501,833 $    1,674,502
   Warrants, exercisable until 2004, to purchase
   28,717 shares of common stock at $.01
   per share (B)                                            28,717 shs.     12/2/96             28,717       166,700         28,717
                                                                                      ---------------- ------------- --------------
                                                                                             1,721,222     1,668,533      1,703,219
                                                                                      ---------------- ------------- --------------
Kuhlman Corporation  -  N.Y.S.E.
A  manufacturer  of  non-automotive   engine
components.
   Warrant, exercisable until 2002, to purchase
   50,000 shares of common stock at $8.32
   per share (B)                                            50,000 shs.     4/30/92             53,000        81,000        450,890
                                                                                      ---------------- ------------- --------------

Latin Communications Group
An operator of Spanish-language media in
North America.
   Senior Secured Floating Rate Revolving
   Note due 2002                                       $       287,500         *               287,500       287,500        285,861
   10.4% Senior Secured Note due 2001                  $       875,000      2/14/95            876,138       875,000        896,700
   Common Stock (B)                                         44,219 shs.       **               247,170       406,252        442,190
                                                                                      ---------------- ------------- --------------
                                                                                             1,410,808     1,568,752      1,624,751
                                                                                      ---------------- ------------- --------------
Maloney Industries, Inc.
Engineers and manufactures process systems
for the oil and gas industry.
   13% Subordinated Note due 2004                      $     1,012,500     10/26/95          1,070,213     1,012,500      1,114,560
   Limited Partnership Interest                                284 uts.    10/20/95            253,125       366,629        253,125
   Warrant, exercisable until 2004, to purchase
   148 units of Limited Partnership Interest at
   $.01 per unit (B)                                           148 uts.    10/26/95                148            --            148
                                                                                      ---------------- ------------- --------------
                                                                                             1,323,486     1,379,129      1,367,833
                                                                                      ---------------- ------------- --------------
Maxtec International Corp.
A manufacturer and distributor of precision
test and measurement equipment and overhead
crane control systems.
   Senior Floating Rate Revolving Credit
   Facility due 2001                                   $       329,670      6/28/95            325,516       329,670        326,604
   Senior Secured Floating Rate Note due 2001          $       111,036      6/28/95            110,092       111,036        110,835
   12.5% Subordinated Secured Note due 2003            $        80,176      6/28/95             81,851        61,773         81,082
   Common Stock (B)                                         38,462 shs.     6/28/95             96,059       115,386         86,540
   Warrant, exercisable from 1998 until 2005,
   to purchase 19,795 shares of common stock
   at $.01 per share (B)                                    19,795 shs.     6/28/95             49,291        85,714         19,795
                                                                                      ---------------- ------------- --------------
                                                                                               662,809       703,579        624,856
                                                                                      ---------------- ------------- --------------
NM Holdings LLC
A company  created to acquire motion picture
film rights from Twentieth Century Fox.
   10% Senior Note due 2001                            $       500,000      6/28/96            490,300       500,000        495,050
   12% Subordinated Note due 2001                      $       490,000      6/28/96            491,078       490,000        495,390
   Membership Interest                                      10,000 int.     6/28/96              7,500         9,938          7,500
                                                                                      ---------------- ------------- --------------
                                                                                               988,878       999,938        997,940
                                                                                      ---------------- ------------- --------------

 *7/13/95 and 12/1/95.
**12/1/95, 2/27/96 and 8/5/96.
--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and
passive electronic devices.
   8.25% Convertible Subordinated Note due
   2002, convertible into 78,433 shares of
   common stock at $9 per share                        $       705,900      8/31/94   $        714,159 $     705,900 $      743,419
                                                                                      ---------------- ------------- --------------
PanEnergy Corporation - N.Y.S.E.
An owner and operator of natural gas gathering,
transmission and processing facilities.
   9% Convertible Subordinated Note due 2004,
   convertible into 67,781 shares of common
   stock at $22.13 per share                           $     1,500,000     12/30/92          1,467,000     1,500,000      2,745,143
                                                                                      ---------------- ------------- --------------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for
nuclear power plants and hazardous waste.
   14.5% Senior Subordinated Note due 2000             $       833,333       2/5/93            832,000       833,333        858,000
   8% Convertible Preferred Stock due 2001,
   convertible into 83,333 shares of common
   stock at $2 per share                                    83,333 shs.      2/5/93            166,667       166,667        152,075
   Common Stock (B)                                        133,333 shs.      2/5/93            333,333       333,333        160,000
                                                                                      ---------------- ------------- --------------
                                                                                             1,332,000     1,333,333      1,170,075
                                                                                      ---------------- ------------- --------------
Paribas Capital Funding LLC
A collateralized loan obligation managed by
the U.S. Merchant Banking Group of Banque
Paribas.
   Subordinated Floating Rate Note due 2010            $       875,000     12/20/96            870,100       875,000        870,188
                                                                                      ---------------- ------------- --------------
Pharmaceutical Buyers, Inc.
A group purchasing organization which
specializes in arranging and negotiating
contracts for the purchase of pharmaceutical
goods and medical equipment.
   10.5% Senior Secured Note due 2005                  $       483,750     11/30/95            504,116       483,750        491,780
   10.5% Senior Secured Convertible Note due
   2005, convertible into 2 shares of common
   stock at $50,000 per share                          $        97,500     11/30/95            102,677        97,500        104,627
   Common Stock (B)                                              3 shs.    11/30/95            126,750       169,000        126,750
                                                                                      ---------------- ------------- --------------
                                                                                               733,543       750,250        723,157
                                                                                      ---------------- ------------- --------------
Piedmont Holding, Inc.
A general  aviation fixed based operator with
repair,  maintenance  and overhaul
certification.
   12% Senior Subordinated Note due 2001               $     1,357,151      7/15/92          1,368,280     1,357,151      1,405,194
   Senior Redeemable Cumulative Preferred Stock            140,983 shs.     7/15/92            140,983       140,983        140,983
   Common Stock (B)                                          1,887 shs.     7/15/92              1,283         1,887         42,344
   Warrant, exercisable until 2001, to purchase
   2,521 shares of common stock at $.05 per
   share (B)                                                 2,521 shs.     7/15/92              1,613            --         56,470
                                                                                      ---------------- ------------- --------------
                                                                                             1,512,159     1,500,021      1,644,991
                                                                                      ---------------- ------------- --------------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
   10.64% Senior Subordinated Note due 2006            $     1,750,000     10/25/96          1,701,875     1,703,963      1,723,925
   Warrant, exercisable until 2006, to purchase 45
   shares of common stock at $.01 per share (B)                 45 shs.    10/25/96             27,796        46,813         27,796
                                                                                      ---------------- ------------- --------------
                                                                                             1,729,671     1,750,776      1,751,721
                                                                                      ---------------- ------------- --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid
valves and controls.
   Senior Secured Floating Rate Revolving
   Credit Facility due 2003                            $       179,300      7/22/96   $        177,525 $     179,300 $      177,597
   Senior Secured Floating Rate Term Note
   due 2003                                            $     1,467,000      7/22/96          1,452,623     1,467,000      1,453,797
   12% Senior Secured Term Note due 2004               $       245,000      7/22/96            241,766       197,492        246,274
   8% Preferred Stock                                          116 shs.     7/22/96            110,115       115,911        110,115
   Common Stock (B)                                            300 shs.     7/22/96             10,868        14,489         10,868
   Warrant, exercisable until 2004, to purchase
   161 shares of common stock at $.01 per
   share (B)                                                   161 shs.     7/22/96                  2        49,000              2
                                                                                      ---------------- ------------- --------------
                                                                                             1,992,899     2,023,192      1,998,653
                                                                                      ---------------- ------------- --------------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare
products and specialty genetics sold to the
dairy and beef industries.
   11.67% Senior Secured Note due 2004                 $       400,000      8/12/94            394,720       400,000        325,240
   11.51% Junior Secured Note due 1999                 $       266,667      8/12/94            261,014       266,667        204,640
   9.8% Redeemable Exchangeable Preferred Stock              3,333 shs.     8/12/94            282,634       333,333        126,167
   Common Stock (B)                                            497 shs.     8/12/94                  5            --              4
                                                                                      ---------------- ------------- --------------
                                                                                               938,373     1,000,000        656,051
                                                                                      ---------------- ------------- --------------
RailTex, Inc. - O.T.C.
An operator of short-line railroads in the
Midwest, West and Canada.
   12% Senior Subordinated Note due 2002               $       750,000      2/16/93            799,575       750,000        851,100
   Common Stock (B)                                         35,500 shs.     2/16/93            340,908       340,800        851,556
                                                                                      ---------------- ------------- --------------
                                                                                             1,140,483     1,090,800      1,702,656
                                                                                      ---------------- ------------- --------------
Rent-Way, Inc. - O.T.C.
Operates rent-to-own stores in Ohio,
Pennsylvania and New York.
   10% Convertible Subordinated Note due 2002,
   convertible into 100,604 shares of common
   stock at $9.94 per share                            $     1,000,000      7/18/95          1,000,000     1,000,000      1,069,005
   Warrant, exercisable until 2002, to purchase
   10,000 shares of common stock at $9.94
   per share (B)                                            10,000 shs.     7/18/95                 --            --          1,330
                                                                                      ---------------- ------------- --------------
                                                                                             1,000,000     1,000,000      1,070,335
                                                                                      ---------------- ------------- --------------
Rogers Cablesystems Limited
A provider of cable television service in Canada.
   11.09% Senior Subordinated Note due 2000            $       500,000      6/20/90            493,450       500,000        513,200
                                                                                      ---------------- ------------- --------------
A.T.-Sentinel, Inc.
A leveraged lease transaction guaranteed by
E.I. Dupont, the chemical company.
   9.52% First Preferred Ship Mortgage Note
   due 1998                                            $       690,711      8/22/89            683,251       701,072        697,757
                                                                                      ---------------- ------------- --------------

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
   12% Subordinated Note due 2004                      $     1,140,700      12/14/95  $      1,209,142 $     918,088 $      570,350
   Limited Partnership Interest of KS Holdings, L.P.         3,593 uts.     12/14/95           265,425       339,371         35,930
   Warrant, exercisable until 2004, to purchase
   2,725 units of Limited Partnership Interest of
   KS Holdings, L.P. at $.01 per unit (B)                    2,725 uts.     12/14/95             2,725       239,547          1,363
                                                                                      ---------------- ------------- --------------
                                                                                             1,477,292     1,497,006        607,643
                                                                                      ---------------- ------------- --------------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
   9.65% Senior Secured Note due 2004                  $       416,417       5/27/94           397,387       416,417        413,086
   10.5% Subordinated Note due 2004                    $       179,104       5/27/94           162,913       179,104        172,728
   Common Stock (B)                                          1,077 shs.      5/27/94            58,414        64,904         11,269
   Warrant, exercisable until 2004, to purchase 806
   shares of common stock at $.01 per share (B)                806 shs.      5/27/94                 8            --          8,427
                                                                                      ---------------- ------------- --------------
                                                                                               618,722       660,425        605,510
                                                                                      ---------------- ------------- --------------
Stonehurst I LLC
A wholly owned subsidiary of Tenneco, Inc.,
whose business includes natural gas, auto parts
and packaging.
   Floating Rate Subordinated Note due 2004            $     1,444,500      12/29/94         1,444,500     1,444,500      1,444,500
   5.05% Membership Interest                                 5,050 int.     12/29/94            55,000        51,237         55,500
                                                                                      ---------------- ------------- --------------
                                                                                             1,499,500     1,495,737      1,500,000
                                                                                      ---------------- ------------- --------------
Team Rental Group, Inc.
An operator of Budget Rent-A-Car franchises,
retail used car sales facilities and van pool
territories.
   7% Convertible Subordinated Note due 2003,
   convertible into 49,611 shares of common stock
   at $20.16 per share                                 $     1,000,000      12/18/96           899,220     1,000,000        901,635
                                                                                      ---------------- ------------- --------------
Telex Communications, Inc.
A producer of electronic and communications
products.
   Warrant, exercisable until 2004, to purchase
   5,544 shares of common stock at $.01 per
   share (B)                                                 5,544 shs.      5/30/89                55             6         70,063
                                                                                      ---------------- ------------- --------------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
   12.5% Senior Subordinated Note due 2006             $     1,190,000       7/25/96         1,194,046     1,167,146      1,220,702
   Convertible Preferred Stock, convertible into
   560 shares of common stock at $1,000 per
   share (B)                                                   560 shs.      7/25/96           504,000       560,000        504,000
   Warrant, exercisable until 2008, to purchase
   237 shares of common stock at $.01 per
   share (B)                                                   237 shs.      7/25/96                21        24,103             21
                                                                                      ---------------- ------------- --------------
                                                                                             1,698,067     1,751,249      1,724,723
                                                                                      ---------------- ------------- --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company.
   12.75% Senior Subordinated Debenture due 2000       $     1,200,000      3/28/91   $      1,274,280 $   1,177,986 $    1,253,040
   Common Stock (B)                                        203,165 shs.        *               490,810       598,597      1,645,637
   Warrant, exercisable until 2001, to purchase
   74,606 shares of common stock at $3.60
   per share (B)                                            74,606 shs.     3/28/91              7,461        42,000        443,160
                                                                                      ---------------- ------------- --------------
                                                                                             1,772,551     1,818,583      3,341,837
                                                                                      ---------------- ------------- --------------
Unidata, Inc.
A manufacturer and distributor of database
management software.
   11.5% Senior Subordinated Note due 2003             $     1,250,000     12/14/95          1,269,250     1,196,573      1,159,000
   Common Stock (B)                                         62,500 shs.    12/14/95            187,500       250,000        187,500
   Warrant, exercisable from 1997 until 2003,
   to purchase 31,250 shares of common stock
   at $1 per share (B)                                      31,250 shs.    12/14/95                313        62,125            313
                                                                                      ---------------- ------------- --------------
                                                                                             1,457,063     1,508,698      1,346,813
                                                                                      ---------------- ------------- --------------
Unipac Corporation
A manufacturer of laminated materials which
are used to seal a variety of packaging
containers.
   Senior Secured Floating Rate Note due 2002          $       478,242       2/9/96            473,172       478,242        486,372
   12% Senior Secured Note due 2004                    $       121,875       2/9/96            123,435       109,795        124,325
   Acquisition Line of Credit due 2002                 $       375,000      9/30/96            375,000       375,000        381,600
   Limited Partnership Interest of Riverside II
   Holding Company L.P.                                         61 uts.       **                56,368       108,617         51,053
   Warrant, exercisable from 2000 until 2004,
   to purchase 21 units of Limited Partnership
   Interest of Riverside II Holding Company L.P.
   at $.01 per unit (B)                                         21 uts.      2/9/96                  2        20,156              2
                                                                                      ---------------- ------------- --------------
                                                                                             1,027,977     1,091,810      1,043,352
                                                                                      ---------------- ------------- --------------
Uno-Ven Company
A partnership in an oil refinery and related
midwestern marketing operations.
   10.1% Senior Secured Note due 2003                  $       771,429      12/1/89            752,299       771,429        813,009
                                                                                      ---------------- ------------- --------------
USAir, Inc.
A domestic and international airline.
   10.8% Series A Secured Loan Certificates
   due 2003                                            $       556,402      6/29/94            472,942       490,775        540,266
                                                                                      ---------------- ------------- --------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide
variety of industries.
   11% Senior Secured Note due 2005                    $       838,800       5/3/95            927,545       838,800        900,787
   12% Subordinated Note due 2005                      $       326,200       5/3/95            326,200       309,882        357,026
   Common Stock (B)                                          2,457 shs.      5/3/95             81,376       195,720          2,457
   Warrant, exercisable until 2005, to purchase
   1,398 shares of common stock at $.01
   per share (B)                                             1,398 shs.      5/3/95             46,291        17,971          1,398
                                                                                      ---------------- ------------- --------------
                                                                                             1,381,412     1,362,373      1,261,668
                                                                                      ---------------- ------------- --------------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
**2/9/96 and 9/25/96.
--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                        Shares, Units,
                                                         Warrants or                     Fair Value                    Fair Value
                                                          Principal      Acquisition   at Acquisition      Cost        at 12/31/96
Corporate Restricted Securities: (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                       ---------------  ------------- ---------------- ------------- --------------
U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
   15% Senior Subordinated Notes due 2005              $     1,166,700     12/19/96   $      1,245,102 $   1,166,635 $    1,243,119
   Convertible Preferred Stock, convertible into
   20,999 shares of common stock at $27.78
   per share (B)                                            20,999 shs.    12/19/96            437,475       583,300        437,475
   Warrants, exercisable until 2005, to purchase
   3,241 units of Series A Preferred Stock and
   6,482 units of Series B Preferred Stock at $.01
   per unit (B)                                              3,241 uts.    12/19/96              6,482            65          6,482
                                                                                      ---------------- ------------- --------------
                                                                                             1,689,059     1,750,000      1,687,076
                                                                                      ---------------- ------------- --------------
Valero Energy Corporation
An owner and operator of a specialized petroleum
refinery and engages in petroleum product marketing
operations.
   10.58% Senior Note due 2000                         $       285,714     12/20/90            290,478       285,714        294,086
                                                                                      ---------------- ------------- --------------

     Sub-Total Corporate Restricted Securities                                        $     66,564,997    68,017,270     72,985,477
                                                                                      ================ ============= ==============

                                                                                                                      Market Value
                                                           Interest          Due            Principal      Cost        at 12/31/96
Rule 144A Securities:  (A)                                   Rate           Date             Amount      (Note 2B)      (Note 2A)
                                                        -------------   ---------------- ------------- ------------- --------------
Convertible Bonds - 3.83%
   Continental Airlines, Inc.                                6.750%         4/15/06      $     500,000       464,125        561,250
   Grand Metropolitan PLC                                    6.500          1/31/00            300,000       300,000        355,125
   Imax Corporation                                          5.750           4/1/03            400,000       387,500        361,000
   Marriott International, Inc.                              0.000          3/25/11            500,000       274,807        281,250
   Molten Metal Technology                                   5.500           5/1/06            450,000       450,000        310,500
   Omnicom Group                                             4.250           1/3/07            135,000       135,000        137,700
   Renal Treatment Centers, Inc.                             5.625          7/15/06            225,000       225,000        218,250
   The Sports Authority, Inc.                                5.250          9/15/01             70,000        70,000         65,800
   Staples, Inc.                                             4.500          10/1/00            575,000       575,000        598,000
   Sunglass Hut International, Inc.                          5.250          6/15/03            380,000       352,913        273,600
   Thermo Electron Corporation                               4.250           1/1/03            175,000       175,000        208,250
   Thermo Terratech, Inc.                                    4.625           5/1/03             45,000        45,000         41,400
   United Waste Systems, Inc.                                4.500           6/1/01            250,000       250,000        298,750
                                                                                         ------------- ------------- --------------

     Sub-Total Rule 144A Convertible Bonds                                               $   4,005,000     3,704,345      3,710,875
                                                                                         ============= ------------- --------------

Bonds - 4.01%
   Enserch Exploration, Inc.                                 7.540           1/2/09          1,000,000     1,000,000        991,870
   Keystone Auto Grantor Trust                               6.150          4/15/03            933,863       933,584        933,116
   Paiton Energy Funding                                     9.340          2/15/14          1,000,000     1,000,000      1,000,000
   Petroleum Enhanced Trust                                  6.062           2/5/03            978,880       978,880        978,880
                                                                                         ------------- ------------- --------------

     Sub-Total Rule 144A Bonds                                                           $   3,912,743     3,912,464      3,903,866
                                                                                         ============= ============= ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                                                     Shares, Warrants                 Market Value
                                                         Interest          Due         or Principal       Cost         at 12/31/96
Rule 144A Securities:  (A)                                 Rate            Date           Amount        (Note 2B)       (Note 2A)
                                                      --------------  --------------  --------------  --------------  --------------

Convertible Preferred Stock - .56%
    SFX Broadcasting, Inc.                                                                   12,400   $     591,650   $    545,600
                                                                                                      -------------   ------------

    Sub-Total Rule 144A Convertible
     Preferred Stock                                                                                        591,650        545,600
                                                                                                      -------------   ------------

Total Rule 144A Securities                                                                                8,208,459      8,160,341
                                                                                                      -------------   ------------

Total Corporate Restricted Securities                                                                    76,225,729     81,145,818
                                                                                                      -------------   ------------


Corporate Public Securities:

Convertible Bonds - 2.37%
    Hilton Hotels, Inc.                                     5.000%        5/15/06     $    695,000          695,000       717,588
    Home Depot, Inc.                                        3.250         10/1/01          450,000          443,500       443,250
    Magna International, Inc.                               5.000        10/15/02          250,000          255,625       285,000
    Republic of Italy                                       5.000         6/28/01          345,000          345,488       345,000
    Savoy Pictures Entertainment, Inc.                      7.000          7/1/03          650,000          505,375       507,000
                                                                                      ------------    -------------   -----------

Total Convertible Bonds                                                               $  2,390,000        2,244,988     2,297,838
                                                                                      ============    -------------   -----------


Bonds - 16.51%
    Airplanes Pass Thru Trust                               8.150         3/15/19     $  1,500,000        1,498,674     1,575,000
    American Airlines, Inc.                                 9.780        11/26/11        1,000,000        1,000,000     1,138,750
    Central Rents, Inc.                                    12.875        12/15/03          930,000          869,288       939,300
    Comdisco Inc.                                           7.750          9/1/99        1,500,000        1,598,265     1,541,535
    Data Documents, Inc.                                   13.500         7/15/02        1,429,000        1,433,158     1,607,625
    Decorative Home Accents, Inc.                          13.000         6/30/02          350,000          350,000       175,000
    Florist Transworld Delivery, Inc.                      14.000        12/15/01          375,000          363,606       356,250
    Hosiery Corporation of America                         13.750          8/1/02          500,000          493,900       550,000
    Key Plastics, Inc.                                     14.000        11/15/99          350,000          354,912       360,500
    Northwest Airlines Corp.                               12.091        12/31/00          863,345          891,403       932,412
    Northwest Airlines Corp.                                8.970          1/2/15        1,000,000        1,000,000     1,058,410
    Telex Communications, Inc.                             12.000         7/15/04          750,000          750,000       825,000
    U.S. Treasury Note                                      5.875        11/15/99        5,000,000        4,998,047     4,980,450
                                                                                      ------------    -------------   -----------

Total Bonds                                                                           $ 15,547,345       15,601,253    16,040,232
                                                                                      ============    -------------   -----------


Warrants - .06%
    Barringer Technologies, Inc. (B)                                                        10,000              500        13,750
    Central Rents, Inc. (B)                                                                    930           33,712        46,500
                                                                                                      -------------   -----------

Total Warrants                                                                                               34,212        60,250
                                                                                                      -------------   -----------



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996

                                                                                                                   Market Value
                                                                                                        Cost        at 12/31/96
Corporate Public Securities: (Continued)                                                Shares        (Note 2B)      (Note 2A)
                                                                                     -------------  -------------  ------------
Common Stock - 4.38%
    America West Airlines, Inc. (B)                                                          2,100   $     42,126  $     33,338
    BA Merchant Services, Inc. (B)                                                           3,000         46,500        53,625
    Barringer Technologies, Inc. (B)                                                        10,000         85,630        83,750
    Benson Petroleum, Ltd. (B)                                                             100,000         77,204        74,400
    Chesapeake Energy Corporation (B)                                                        2,500        168,125       139,063
    Collins & Aikman Corporation (B)                                                        17,400        104,238       108,750
    Computer Horizons Corporation                                                           16,650        146,925       641,025
    Continental Airlines, Inc. (B)                                                          15,000        401,250       423,750
    Data Documents, Inc. (B)                                                                15,817             24       172,010
    Decorative Home Accents, Inc. (B)                                                          350             --            --
    Entremed, Inc. (B)                                                                      13,450        207,375       218,563
    Florist Transworld Delivery, Inc. (B)                                                    4,687         13,754        23,435
    Foodbrands America Inc. (B)                                                             22,500        177,187       309,375
    Forrester Research, Inc. (B)                                                               600          9,600        15,450
    Hosiery Corporation of America                                                             500             --        22,500
    Ingram Micro, Inc. (B)                                                                   1,500         27,000        34,500
    LCS Industries, Inc.                                                                    15,000        234,356       217,500
    Marker International (B)                                                                30,000        187,500       161,250
    Mastech Corporation (B)                                                                  1,500         22,500        28,500
    Metris Companies, Inc. (B)                                                                 600          9,600        14,400
    Monterey Resources, Inc. (B)                                                             1,500         21,750        24,188
    MSC Industrial Direct Co., Inc. (B)                                                      3,900        132,113       144,300
    Red Roof Inns, Inc. (B)                                                                  9,100        121,684       141,050
    Staffing Resources, Inc.                                                                45,000        247,500       675,000
    Ticketmaster Group, Inc. (B)                                                             9,900        143,550       120,038
    Univision Communications, Inc. (B)                                                       7,500        172,500       277,500
    Vimpel-Communications (B)                                                                2,250         46,125        53,156
    Western Transmedia Co., Inc. (B)                                                        54,000        188,722        47,250
                                                                                                    -------------  ------------
Total Common Stock                                                                                      3,034,838     4,257,666
                                                                                                    -------------  ------------

Convertible Preferred Stock - 2.05%
    Finova Finance Trust                                                                     1,350         67,500        70,200
    Integon Corp.                                                                            4,900        245,000       264,600
    Merrill Lynch & Co.                                                                     13,500        308,813       300,375
    Microsoft Corporation                                                                    8,000        639,000       640,000
    Occidental Petroleum Corporation                                                         6,830        341,500       402,970
    RXI Holdings, Inc.                                                                     107,172        107,205           107
    Unocal Corporation                                                                       5,580        250,000       316,665
                                                                                                    -------------  ------------
Total Convertible Preferred Stock                                                                       1,959,018     1,994,917
                                                                                                    -------------  ------------
Total Corporate Public Securities                                                                      22,874,309    24,650,903
                                                                                                    -------------  ------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 1996

                                                                                                                   Market Value
                                                                           Due         Principal        Cost        at 12/31/96
Short-Term Securities:                                      Yield         Date          Amount        (Note 2B)      (Note 2A)
                                                        -------------  -------------  -------------  -------------  -------------
Commercial Paper - 5.05%
    Bausch & Lomb Inc.                                      6.861%         1/8/97     $  1,355,000   $  1,353,195   $  1,353,195
    Countrywide Home Loans, Inc.                            5.983         1/14/97          320,000        319,310        319,310
    Houston Lighting & Power Co.                            6.107          1/2/97        1,435,000      1,434,757      1,434,757
    Rayonier Inc.                                           5.713         1/16/97          305,000        304,278        304,278
    Service Corporation International                       7.009          1/7/97        1,500,000      1,498,250      1,498,250
                                                                                      ------------   ------------   ------------
Total Short-Term Securities                                                           $  4,915,000      4,909,790      4,909,790
                                                                                      ============   ------------   ------------
Total Investments   -  113.95%                                                                       $104,009,828    110,706,511
                                                                                                     ============   ------------
    Other Assets    -    5.68                                                                                          5,514,955
    Liabilities     -  (19.63)                                                                                       (19,067,607)
                        -----                                                                                       ------------
Total Net Assets    -  100.00%                                                                                      $ 97,153,859
                       ======                                                                                       ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.



                            INDUSTRY CLASSIFICATION




                                                  Fair Value
                                                  at 12/31/96
Corporate Restricted Securities:                   (Note 2A)
                                                  ------------
ADVERTISING - .19%
Ammirati & Puris, Inc.                            $    180,734
                                                  ------------
BUILDING MATERIALS - .58%
Highland Homes Holdings, Inc.                          567,896
                                                  ------------
CHEMICAL - 2.69%
AccTech, LLC                                         1,912,440
A.T.-Sentinel, Inc.                                    697,757
                                                  ------------
                                                     2,610,197
                                                  ------------
COMMUNICATIONS - 3.23%
Classic Sports, Inc.                                   386,666
Latin Communications Group                           1,624,751
Rogers Cablesystems Limited                            513,200
SFX Broadcasting, Inc.                                 545,600
Telex Communications, Inc.                              70,063
                                                  ------------
                                                     3,140,280
                                                  ------------
ELECTRICAL EQUIPMENT/
ELECTRONICS - 10.50%
Catalina Lighting, Inc.                                356,147
Cirrus Logic, Inc.                                   1,410,264
CompuCom Systems, Inc.                               2,127,887
Control Devices, Inc.                                  678,597
Exide Electronics Group, Inc.                        1,606,938
Intermetrics, Inc.                                   1,075,176



                                                  Fair Value
                                                  at 12/31/96
Corporate Restricted Securities: (Continued)       (Note 2A)
                                                  ------------
ELECTRICAL EQUIPMENT/
ELECTRONICS (Continued)
Nu Horizons Electronics Corp.                     $    743,419
Precision Dynamics, Inc.                             1,998,653
Thermo Electron Corporation                            208,250
                                                  ------------
                                                    10,205,331
                                                  ------------
HEALTH CARE - .88%
Berkshire Medical Center, Inc.                         635,163
Renal Treatment Centers, Inc.                          218,250
                                                  ------------
                                                       853,413
                                                  ------------
LEASING - 1.02%
Boyle Leasing Technologies, Inc.                       991,700
                                                  ------------
MANUFACTURING-INDUSTRIAL AND
CONSUMER PRODUCTS - 24.63%
C&K Manufacturing and Sales Company                  1,751,222
Consumer Product Enterprises, Inc.                   1,144,788
Contico International, Inc.                            518,200
Elgin National Industries, Inc.                      1,476,801
Firth Rixson, Inc.                                     290,390
Fleming Acquisition Corporation                      1,411,373
Hein-Werner Corp.                                    1,142,685
Hudson River Capital                                   237,500
Hussey Seating Company                               1,910,977
Imax Corporation                                       361,000


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
December 31, 1996


                      INDUSTRY CLASSIFICATION (Continued)



                                                  Fair Value
                                                  at 12/31/96
Corporate Restricted Securities:                   (Note 2A)
                                                  ------------
MANUFACTURING-INDUSTRIAL AND
CONSUMER PRODUCTS (Continued)
Jackson Products, Inc.                            $  1,427,033
Kappler Safety Group, Inc.                           1,703,219
Kuhlman Corporation                                    450,890
Maxtec International Corp.                             624,856
PAR Acquisition Corp.                                1,170,075
Plastipak Packaging, Inc.                            1,751,721
Sequentia, Inc.                                        607,643
Star International Holdings, Inc.                      605,510
Unidata, Inc.                                        1,346,813
Unipac Corporation                                   1,043,352
U.S. Netting, Inc.                                   1,261,668
U.S. Silica Company                                  1,687,076
                                                  ------------
                                                    23,924,792
                                                  ------------
METAL FABRICATING - .32%
Molten Metal Technology                                310,500
                                                  ------------
MISCELLANEOUS - 7.89%
Enserch Exploration, Inc.                              991,870
Keystone Auto Grantor Trust                            933,116
Marriott International, Inc.                           281,250
NM Holdings LLC                                        997,940
Omnicom Group                                          137,700
Paiton Energy Funding                                1,000,000
Paribas Capital Funding LLC                            870,188
Protein Genetics, Inc.                                 656,051
Stonehurst I LLC                                     1,500,000
United Waste Systems, Inc.                             298,750
                                                  ------------
                                                     7,666,865
                                                  ------------
OIL AND GAS SERVICE - 13.42%
American Exploration Company                         1,558,763
BP Prudhoe Bay Royalty Trust                           224,230
Hardy Oil & Gas USA, Inc.                            1,717,173
Maloney Industries, Inc.                             1,367,833
PanEnergy Corporation                                2,745,143
Petroleum Enhanced Trust                               978,880
TransMontaigne Oil Company                           3,341,837
Uno-Ven Company                                        813,009
Valero Energy Corporation                              294,086
                                                  ------------
                                                    13,040,954
                                                  ------------

                                                  Fair Value
                                                  at 12/31/96
Corporate Restricted Securities: (Continued)       (Note 2A)
                                                  ------------
PUBLISHING - .17%
The Chronicle Publishing Company                  $    167,383
                                                  ------------
RECREATIONAL SUPPLIES/
EQUIPMENT - .73%
The Coast Distribution System                          706,891
                                                  ------------
RETAILING - 6.80%
J. Baker, Inc.                                         898,056
Cains Foods, L.P.                                    1,502,573
Discount Auto Parts                                  1,115,100
Grand Metropolitan PLC                                 355,125
Pharmaceutical Buyers, Inc.                            723,157
Rent-Way, Inc.                                       1,070,335
The Sports Authority, Inc.                              65,800
Staples, Inc.                                          598,000
Sunglass Hut International, Inc.                       273,600
                                                  ------------
                                                     6,601,746
                                                  ------------
SERVICES - 10.48%
Atlantic Aviation Corporation                          703,350
Continental Airlines, Inc.                             561,250
Corrections Corporation of America                     271,914
Diversco, Inc.                                       1,895,745
Hunton & Williams                                      189,206
Piedmont Holding, Inc.                               1,644,991
RailTex, Inc.                                        1,702,656
Team Rental Group, Inc.                                901,635
Thermo Terratech, Inc.                                  41,400
Tidewater Holdings, Inc.                             1,724,723
USAir, Inc.                                            540,266
                                                  ------------
                                                    10,177,136
                                                  ------------
Total Corporate Restricted
Securities - 83.53%                               $ 81,145,818
                                                  ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                MASSMUTUAL PARTICIPATION INVESTORS
--------------------------------------------------------------------------------

1.  History

    MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

    The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

2.  Significant Accounting Policies

    The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

    A.  Valuation of Investments:

    Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

    The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

    When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

    The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

    The financial statements include restricted securities valued at $81,145,818 (83.53% of net assets) as of December 31, 1996 ($69,576,592 at December 31,
    1995) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

    The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of December 31, 1996, subject to discount where appropriate, and are approved by the Trustees.

    Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

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24

    B.  Accounting for Investments:

    Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    The cost basis of debt securities is not adjusted for amortization of premium or accrual of discount since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

    C.  Use of Estimates:

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    D.  Federal Income Taxes:

    No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3.  Investment Advisory and Administrative Services Fee

    Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

    For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

4.  Note Payable

    On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

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
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

5.  Purchases and Sales of Investments

                                                For the                              For the
                                              year ended                           year ended
                                               12/31/96                             12/31/95
                                            ---------------                     ---------------
                                                         Cost of Investments Acquired
                                                         ----------------------------
    Corporate restricted securities           $ 37,805,712                         $ 29,171,853
    Corporate public securities                 31,761,606                           22,817,004
    Short-term securities                      341,235,659                          252,201,855

                                                       Proceeds from Sales or Maturities
                                                       ---------------------------------
    Corporate restricted securities           $ 31,185,321                         $ 21,864,023
    Corporate public securities                 35,043,644                           29,025,083
    Short-term securities                      348,655,861                          241,630,659

    The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of December 31, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of December 31, 1996 is $6,696,683 and consists of $11,454,327 appreciation and $4,757,644 depreciation.

    The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of December 31, 1995. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of December 31, 1995 was $9,580,951 and consisted of $12,085,333 appreciation and $2,504,382 depreciation.

6.  Quarterly Results of Investment Operations (Unaudited)

                                                                                Per                             Per
                                                                Amount         Share           Amount          Share
                                                            -------------  -------------    -------------  -------------
                                                                   March 31, 1996                  March 31, 1995
                                                            ----------------------------    ----------------------------
    Investment income                                        $ 2,202,678                     $ 1,961,463
    Net investment income                                      1,734,964      $ .19            1,703,989        $ .18
    Net realized and unrealized gain (loss) on investments    (1,372,604)      (.15)           1,976,583          .21

                                                                    June 30, 1996                  June 30, 1995
                                                            ----------------------------    ----------------------------
    Investment income                                          2,197,345                       1,975,401
    Net investment income                                      1,717,737        .19            1,685,907          .18
    Net realized and unrealized gain on investments            3,482,897        .38            6,625,469          .72

                                                                 September 30, 1996             September 30, 1995
                                                            ----------------------------    ----------------------------
    Investment income                                          2,337,018                       2,128,621
    Net investment income                                      1,850,896        .20            1,685,319          .18
    Net realized and unrealized gain on investments            2,437,629        .27            1,758,056          .19

                                                                  December 31, 1996              December 31, 1995
                                                            ----------------------------    ----------------------------
    Investment income                                          2,195,011                       2,196,938
    Net investment income                                      1,716,249        .19            1,666,471          .18
    Net realized and unrealized gain (loss) on investments     (667,720)       (.07)           3,481,928          .38




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26

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of MassMutual Participation Investors



We have audited the accompanying statement of assets and liabilities of MassMutual Participation Investors as of December 31, 1996 and 1995, including the schedule of investments, as of December 31, 1996, and the related statements of operations, cash flows and changes in net assets for each of the years then ended, and the financial highlights for each of the eight years in the period ended December 31, 1996 and for the period October 6, 1988 (inception) to December 31, 1988. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MassMutual Participation Investors as of December 31, 1996 and 1995, the results of its operations, its cash flows and the changes in its net assets for each of the eight years in the period ended December 31, 1996 and for the period October 6, 1988 (inception) to December 31, 1988, in conformity with generally accepted accounting principles.



                                             /s/ Coopers & Lybrand L.L.P.



Springfield, Massachusetts
January 31, 1997











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